Discontinued Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discontinued Operation Additional Disclosures [Abstract]
Revenues	$ 2,271,000	$ 5,716,000	$ 12,214,000
Expenses	2,097,000	3,225,000	6,306,000
Gain on deconsolidation of a subsidiary	1,008,000	0	0
(Loss) gain on sale of real estate	(3,391,000)	460,000	7,701,000
Impairment charges	(41,000)	(14,241,000)	(6,908,000)
(Loss) income from discontinued operations	(2,250,000)	(11,290,000)	6,701,000
Real Estate Properties Sold [Line Items]
Net Selling Price	12,500,000	14,600,000	43,500,000
Number Of Real Estate Properties Sold	seven	seven	five
(Loss) gain on sale of real estate	(3,391,000)	460,000	7,701,000
Net investments in properties, attributable to deconsolidated subsidiary	621,182,000	548,131,000
Impairment Recognized in 2009 [Member]
Real Estate Properties Sold [Line Items]
Impairment Charge Recognized		6,000,000	900,000
Impairment Recognized In 2010 [Member]
Real Estate Properties Sold [Line Items]
Impairment Charge Recognized	2,700,000	5,900,000
Impairment Recognized in 2008 [Member]
Real Estate Properties Sold [Line Items]
Impairment Charge Recognized			500,000
Impairment Recognized in 2007 [Member]
Real Estate Properties Sold [Line Items]
Impairment Charge Recognized			600,000
Deconsolidation Financials [Member]
Real Estate Properties Sold [Line Items]
Impairment Charge Recognized	5,600,000
Net investments in properties, attributable to deconsolidated subsidiary	5,300,000
Non recourse debt of deconsolidated subsidiary	$ 6,300,000